Offerings - Offering: 1	Oct. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 61,065,732.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,433.18